GoodHaven Fund
GoodHaven Fund
Investment Objective
The GoodHaven Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	GoodHaven Fund GoodHaven Fund
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	[1]
[1]	The Fund is the successor to the GoodHaven Fund, a series of Professionally Managed Portfolios, which was reorganized into the GoodHaven Fund on March 30, 2016.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GoodHaven Fund GoodHaven Fund	[1]
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%	[2]
Total Annual Fund Operating Expenses	1.10%
[1]	The Fund is the successor to the GoodHaven Fund, a series of Professionally Managed Portfolios, which was reorganized into the GoodHaven Fund on March 30, 2016.
[2]	Other Expenses include all of the Fund's customary day-to-day expenses such as custodial, transfer agency, administration, legal and audit fees. Other Expenses do not include (a) any charges associated with the execution of portfolio transactions, such as brokerage commissions, acquired fund fees and expenses, or transaction charges, (b) taxes, if any, imposed on the Fund, (c) interest, if any, on any Fund borrowings, or (d) extraordinary Fund legal expenses incurred outside of the normal operation of the Fund, such as legal fees, arbitration fees, or related expenses in connection with any actual or threatened arbitration, mediation, or litigation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
GoodHaven Fund | GoodHaven Fund | USD ($)	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund’s performance.  During the most recent fiscal year ended November 30, 2016, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund’s investment advisor, GoodHaven Capital Management, LLC (“GoodHaven” or the “Advisor”) attempts to achieve the Fund’s investment objective by investing primarily in a focused portfolio of equity securities.  When selecting such equity investments, the Advisor looks for certain attractive corporate characteristics, such as, relatively high free cash flow yields, strong balance sheets, products or services that satisfy basic human needs, potential for long-term growth, and managers that have demonstrated skill in capital allocation and who have a significant ownership interest, although no particular characteristic is required for any specific investment.  From time to time, the Fund may also hold significant fixed-income investments or cash holdings.  The amount of such holdings will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time.

To help identify appropriate fixed-income investments, the Advisor generally looks for security issuers that are the subject of adverse publicity or stressed industry conditions; whose securities have declined in price despite reasonable future financial prospects; as well as issuers undergoing reorganization or bankruptcy where outstanding fixed-income securities may ultimately receive cash, new fixed-income securities, or an equity interest in a reorganized company.  In addition, the Advisor may purchase money market mutual funds in lieu of holding large amounts of cash.

The proportion of the Fund’s assets invested in each type of asset class will vary from time to time based upon the Advisor’s assessment of the merits of specific security investments as well as general market and economic conditions.  Although the Fund’s focus is long-term, the Fund expects to shift from time to time among various asset classes and market sectors based on the Advisor’s judgment.  The Fund may also invest in companies of any size market capitalization.  At any given time, the Fund may invest up to 100% of its assets in foreign securities including up to 50% of its net assets in emerging market securities.  The Fund is non-diversified, meaning that the Fund will invest a greater percentage of its assets in significantly fewer securities than a diversified fund.

The equity securities in which the Fund primarily invests include common and preferred stock (including convertible preferred stock).  However, the Fund may also invest in equity securities such as interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities and American Depositary Receipts (“ADRs”) or similar securities.  The fixed-income securities in which the Fund may invest, include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), municipal debt securities, U.S. government and agency debt securities, short-term debt obligations of foreign governments and foreign money-market instruments.  The Fund typically invests in fixed-income securities to benefit from prevailing yields that the Advisor’s fundamental research indicates are higher than warranted, without focusing on the coupon, duration or maturity of a particular issue or credit rating of that issuer.

The Fund will also invest in “special situations.”  Investments in special situations may be in either equity securities or fixed-income securities such as corporate or municipal debt, which may be in a distressed position as a result of economic or issuer specific developments. Fixed-income special situation investments may include high yield fixed-income securities, otherwise known as “junk bonds” (i.e., securities that are rated below investment grade by Standard & Poor’s Ratings Services (“S&P”) or by another nationally recognized statistical rating organization (“NRSRO”) or similar unrated securities) or municipal securities which may be rated below investment grade by S&P or by another NRSRO, or unrated securities. Special situations occur when the securities of a company or other entity are expected to appreciate within a reasonable time due to entity-specific developments rather than general business conditions or movements of the market as a whole.  Such developments and situations include, but are not limited to:

● liquidations	● mergers
● reorganizations	● management changes
● recapitalizations	● technological developments

The Advisor may sell a security for a variety of reasons, including without limitation:  (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer-specific event, such as a proposed or completed acquisition or recapitalization changes the fundamental appeal of the company; (3) upon analysis, a new security is judged more attractive than a current holding; (4) a change in view with respect to company, industry or general market conditions; or (5) the need to meet investor redemptions of Fund shares.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the Fund.  The following risks could affect the value of your investment in the Fund:

●
General Market Risk.  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in price.

●
Interest Rate Risk.  The risk that fixed-income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed-income securities from the resulting rate increases for that and other reasons could be swift and significant.

●	Credit Risk. If issuers of fixed-income securities in which the Fund invests experience unanticipated financial problems, their securities are likely to decline in value.

●
High Yield Securities/Junk Bond Risk.  The value of fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, decreased liquidity of the security, and changes in value based on public perception of the issuer.

●
Municipal Securities Risk.  Securities issued by governmental entities on behalf of political subdivisions, agencies, other municipal entities, or private parties may decline as a result of a weakened capacity to make principal and interest payments under certain economic conditions or other circumstances.  Moreover, a change to the tax treatment of municipal securities under Federal law could have an adverse impact on prices of these securities.

●
REIT Risk.  REITs may be subject to certain risks associated with the direct ownership of real property, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.

●
Small- and Medium-Sized Companies Risk.  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

●
Foreign Securities and Emerging Markets Risk.  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  These risks are enhanced in emerging markets.

●
Currency Risk.  Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar.

●
Bank Debt Risk.  Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

●
Special Situations Risk.  Investments in special situations may involve greater risks when compared to the Fund’s other strategies due to a variety of factors.  Mergers, reorganizations, liquidations or recapitalizations may not be completed on the terms originally contemplated, or may fail.  Expected developments may not occur in a timely manner, or at all.

●
Non-Diversification Risk.  The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

●	Management Risk. The Advisor’s implementation of the Fund’s investment strategies may result in the failure to meet the Fund’s investment objective.

●
Rights or Warrants Risk.  The risks of a warrant may be similar to the risks of a purchased call option. Warrants may lack a liquid secondary market for resale.  The prices of warrants may fluctuate as a result of changes in the value of the underlying security or obligation or due to speculation in the market for the warrants or other factors. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities; their prices may have significant volatility and it is possible that the Portfolio will lose its entire investment in a warrant.  The Fund’s failure to exercise a warrant or subscription right to purchase common shares in an issuer might result in the dilution of the Fund’s interest in the issuing company.

●
Preferred Stock Risk.  Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments.  Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer’s board of directors.  An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time.

●
ADRs Risk.  Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted.  In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts.  Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Performance
The following performance information provides some indication of the risks of investing in the GoodHaven Fund.  The bar chart below illustrates the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year.  The table on the next page illustrates how the Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with that of a broad-based securities index.  This comparison is provided to offer a broader market perspective.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.goodhavenfunds.com.

Prior to March 30, 2016, the GoodHaven Fund was a series of the Professionally Managed Portfolios Trust (the “Predecessor Fund”). On March 30, 2016, the Predecessor Fund was reorganized into the GoodHaven Fund, a series of The GoodHaven Funds Trust. Performance information shown prior to the close of business on March 30, 2016 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

Calendar Year Total Return as of December 31,

Highest Quarterly Return:	Q1, 2012	13.06%

Lowest Quarterly Return:	Q3, 2015	-14.82%

Average Annual Total Return as of December 31, 2016
Average Annual Returns - GoodHaven Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
GoodHaven Fund	Return Before Taxes	20.13%	4.95%	4.52%	Apr. 08, 2011
After Taxes on Distributions | GoodHaven Fund	Return After Taxes on Distributions	20.13%	4.47%	4.11%
After Taxes on Distributions and Sale of Fund Shares | GoodHaven Fund	Return After Taxes on Distributions and Sale of Fund Shares	11.40%	3.89%	3.56%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	11.91%	Apr. 08, 2011

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).